Nature of Operations, Business Activities and Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 20, 2015
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 259,955	$ 64,820	$ 3,221,209
Restricted cash		4,428	37,500
Property and equipment, net		$ 1,407	9,584
Property, plant and equipment, depreciation methods		Straight-line method
Proceeds from common stock issuance			$ 407,669
Warrants
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share		11,649,500	11,044,500
Stock Option
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share		1,130,000	1,142,500
Series B Preferred Stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Number of preferred stock		2,833.55	4,031
Preferred stock shares convertible into common stock		28,335,500	16,124,000
Shares issued, price per share (in dollars per share)			$ 0.25		$ 0.80
Series D Preferred Stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Number of preferred stock		200
Preferred stock shares convertible into common stock		2,000,000
Shares issued, price per share (in dollars per share)		$ 0.10
Redeemable Convertible Series F Preferred Stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Number of preferred stock		2,000
Preferred stock shares convertible into common stock		20,000,000
Shares issued, price per share (in dollars per share)		$ 0.10
Emerald Health Sciences Inc | Securities purchase agreement | Subsequent Event
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Shares issued, price per share (in dollars per share)	$ 0.10
Payments received from convertible bridge loan	$ 400,000
Proceeds from common stock issuance	$ 1,500,000